LOANS TO THIRD PARTIES - Additional Information (Details) - 12 months ended Jun. 30, 2019	USD ($)	CNY (¥)
LOANS TO THIRD PARTIES
Proceeds from Collection of Loans Receivable	$ 617,000	¥ 4,197,320